OTHER LONG-TERM LIABILITIES (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Noncurrent [Abstract]
Operating lease obligations (Note 10)	$ 379	$ 380
Fair value of derivative contracts (Note 28)	151	47
Employee post-retirement benefits (Note 27)	111	174
Asset retirement obligations	79	61
Long-term contract liabilities (Note 5)	32	184
Other	265	213
Other long-term liabilities	$ 1,017	$ 1,059